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                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                         VARIABLE ANNUITY ACCOUNT SEVEN

                   SUPPLEMENT TO THE POLARIS PLUS PROSPECTUS
                               DATED MAY 1, 2000

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Effective July 5, 2000, the name of the Utility Portfolio managed by Federated
Investment Counseling was changed to the Telecom Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies. All references in the Prospectus and the Statement of Additional Information to the Utility Portfolio shall be changed to the Telecom Utility Portfolio.

The following amends the information under the heading entitled "PORTFOLIO EXPENSES" on page 4 of the Prospectus:

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2000)

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                                                                                               TOTAL
                                                   MANAGEMENT              OTHER              ANNUAL
PORTFOLIO                                             FEE                EXPENSES            EXPENSES
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 Emerging Markets**                                  1.25%                 .65%                1.90%
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

** Absent recoupment of expenses by the adviser, the total annual expenses during the last fiscal year for the "Dogs" of Wall Street Portfolio would have been (.67%) and for the Emerging Markets Portfolio would have been (1.77%).

Date: July 5, 2000

               PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.